Property and Equipment Recorded at Cost (Detail)	12 Months Ended
Jan. 29, 2012
Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	45 years
Transportation Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Transportation Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years